Turnover and segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Turnover and segment information

6. Turnover and segment information
Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the GSK Leadership Team (GLT). GSK reports under two segments; Commercial Operations and Total R&D. Members of the GLT are responsible for each segment.
Originally GSK reported 2021 results under four segments: Pharmaceuticals, Pharmaceuticals R&D, Vaccines and Consumer Healthcare. However, the reporting of operating segments was changed in 2022 and with the demerger of Consumer Healthcare only two operating segments are reportable. Comparative information was retrospectively revised on a consistent basis in 2022. There is no change to the reportable segments in 2023.
R&D investment is essential for the sustainability of the business. However for segment reporting the Commercial Operating profits exclude allocations of globally funded R&D.
The Total R&D segment is the responsibility of the Chief Scientific Officer and is reported as a separate segment. The operating costs of this segment includes R&D activities across Specialty Medicines, including HIV and Vaccines. It includes R&D and some Selling, General and Administrative (SG&A) costs relating to regulatory and other functions.
The Group’s management reporting process allocates intra-Group profit on a product sale to the segment in which that sale is recorded, and the profit analyses below have been presented on that basis.

Turnover by segment	2023 £m	2022 £m	2021 £m
Commercial operations	30,328	29,324	24,696
	30,328	29,324	24,696
For 2023, product sales are reported within three product groups: Vaccines, Specialty Medicines and General Medicines.

Commercial Operations:	2023 £m	2022 £m	2021 £m
Shingles	3,446	2,958	1,721
Meningitis	1,260	1,116	961
RSV	1,238	–	–
Influenza	504	714	679
Established Vaccines	3,266	3,085	2,970
	9,714	7,873	6,331
Pandemic Vaccines	150	64	447
Vaccines	9,864	7,937	6,778

HIV	6,444	5,749	4,777
Respiratory/Immunology and Other	3,025	2,609	2,027
Oncology	731	602	489
	10,200	8,960	7,293
Pandemic	44	2,309	958
Specialty Medicines	10,244	11,269	8,251

Respiratory	6,825	6,548	6,048
Other General Medicines	3,395	3,570	3,619
General Medicines	10,220	10,118	9,667

Total Commercial Operations	30,328	29,324	24,696
During 2023, sales were made to three US wholesalers of £4,494 million (2022:£4,045 million; 2021: £3,159 million), £4,498 million (2022: £4,161 million; 2021: £3,081 million) and £3,531 million (2022: £3,227 million; 2021: £2,670 million) respectively, after allocating final-customer discounts to the wholesalers.
Revenue recognised in the year from performance obligations satisfied in previous periods totalled £1,751 million (2022: £1,601 million) including £728 million (2022: £898 million) impacting turnover arising from changes to prior year estimates of RAR (returns and rebates) accruals, £37 million (2022: £115 million) of milestone income and £986 million (2022: £588 million) of royalty income recognised in the current year.

Segment profit	2023 £m	2022 £m	2021 £m
Commercial Operations	14,656	13,590	11,467
Research and development	(5,607)	(5,060)	(4,567)
Segment profit	9,049	8,530	6,900
Corporate and other unallocated costs	(263)	(379)	(407)
Other reconciling items between segment profit and operating profit	(2,041)	(1,718)	(2,136)
Total Operating profit	6,745	6,433	4,357

Finance income	115	76	14
Finance costs	(792)	(879)	(769)
Gain/(loss) on disposal of interest in associates	1	–	(36)
Share of after-tax profits/(losses) of associates and joint ventures	(5)	(2)	33
Profit before taxation from continuing operations	6,064	5,628	3,599
Taxation	(756)	(707)	(83)
Profit after taxation for the year from continuing operations	5,308	4,921	3,516
Other reconciling items between segment profit and operating profit comprise items not specifically allocated to segment profit. These include impairment and amortisation of intangible assets; major restructuring costs, which include impairments of tangible assets and computer software; transaction-related adjustments related to significant acquisitions; proceeds and costs of disposals of products and businesses, significant legal charges and expenses on the settlement of litigation and government investigations, other operating income other than royalty income and other items. Please refer to the detail of Other reconciling items between segment profit and operating profit in the analysis of adjusting items (Group financial review).

Depreciation and amortisation by segment	2023 £m	2022 £m	2021 £m
Commercial Operations	893	829	915
Research and development	572	467	378
Segment depreciation and amortisation	1,465	1,296	1,293
Corporate and other unallocated depreciation and amortisation	110	112	68
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	719	739	761
Total depreciation and amortisation	2,294	2,147	2,122

PP&E, intangible asset and goodwill impairment by segment	2023 £m	2022 £m	2021 £m
Commercial Operations	27	29	30
Research and development	13	32	55
Segment impairment	40	61	85
Corporate and other unallocated impairment	35	20	63
Other reconciling items between segment impairment and total impairment	432	420	392
Total impairment	507	501	540

PP&E and intangible asset impairment reversals by segment
Commercial Operations	(16)	(6)	(8)
Research and development	(9)	(19)	(2)
Segment impairment reversals	(25)	(25)	(10)
Corporate and other unallocated impairment reversals	(14)	–	–
Other reconciling items between segment impairment reversals and total impairment reversals	–	(1)	(2)
Total impairment reversals	(39)	(26)	(12)

Net operating assets by segment	2023 £m	2022 £m
Commercial Operations	12,302	10,288
Research and development	7,021	7,299
Segment net operating assets	19,323	17,587
Corporate and other unallocated net operating assets	625	264
Net operating assets	19,948	17,851

Net debt	(15,040)	(17,197)
Investments in associates and joint ventures	55	74
Current equity investment	2,204	4,087
Derivative financial instruments	16	7
Current and deferred taxation	5,536	5,176
Assets held for sale (excluding cash and cash equivalents)	76	98
Net assets	12,795	10,096
The Commercial Operations segment includes the Shionogi-ViiV Healthcare contingent consideration liability of £5,718 million (2022: £5,890 million) and the Pfizer put option of £848 million (2022: £1,093 million).
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2023 £m	2022 £m	2021 £m
UK	693	695	656
US	15,820	14,542	11,914
Rest of World	13,815	14,087	12,126
External turnover	30,328	29,324	24,696

Non-current assets by location of subsidiary	2023 £m	2022 £m
UK	6,464	5,134
US	13,280	14,024
Belgium	5,337	5,415
Rest of World	6,606	6,593
Non-current assets	31,687	31,166
Non-current assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current receivables. There are no other countries with individually material external revenue or non-current assets.